Document And Entity Information	9 Months Ended
Sep. 30, 2022
Document Information Line Items
Entity Registrant Name	Appreciate Holdings, Inc.
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Central Index Key	0001821075
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2426917